Rule 497(e)
Registration Nos. 333-174332 and 811-22559

FIRST TRUST SERIES FUND IV
(the “Trust”)

FIRST TRUST LONG DURATION OPPORTUNITIES ETF
(the “Fund”)

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 23, 2019

DATED FEBRUARY 11, 2019

1.	Notwithstanding anything to the contrary in the Fund’s prospectus, the second paragraph under “Fund Investments-Principal Investments-Exchange-Traded Funds” in the Fund’s prospectus is replaced in its entirety with the following:

The Fund’s ability to invest in other investment companies is limited by the 1940 Act and the related rules and interpretations. The Fund has adopted a policy that it will not invest in other investment companies in excess of 1940 Act limits in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

2.	Notwithstanding anything to the contrary in the Fund’s prospectus, the second paragraph under “How to Buy and Sell Shares” in the Fund’s prospectus is replaced in its entirety with the following:

For purposes of the 1940 Act, the Fund is treated as a registered investment company, and, absent an available exemption or exemptive relief, the acquisition of shares by other registered investment companies and companies relying on Sections 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Fund, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into an agreement with the Fund regarding the terms of any investment.

3.	Notwithstanding anything to the contrary in the Fund’s statement of additional information, the following is added as the last paragraph under “Additional Information” in the Fund’s statement of additional information:

Policy Regarding Investment in Other Investment Companies. The Fund will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.